Apr. 30, 2025
Cromwell Foresight Global Sustainable Infrastructure Fund
Investment Objective
The Cromwell Foresight Global Infrastructure Fund’s (the “Foresight Fund’ or the “Fund”) investment objective is to achieve capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cromwell Foresight Global Sustainable Infrastructure Fund - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cromwell Foresight Global Sustainable Infrastructure Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.44%	0.44%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.57%	1.32%
Less: Fee Waiver and/or Expense Reimbursement		(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.33%	1.08%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, because Acquired Fund Fees and Expenses are not included in the ratio.
[2]	Pursuant to an operating expense limitation agreement, Cromwell Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.30% and 1.05% of the Fund’s average daily net assets for Investor Class shares and Institutional Class shares, respectively, through at least April 30, 2026 (“Expense Caps”). The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to 36 months from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Cromwell Foresight Global Sustainable Infrastructure Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	135	472	833	1,847
Institutional Class	110	395	701	1,569

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the portfolio turnover rate of the Fund was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of sustainable infrastructure companies. The Fund will invest directly in the shares of companies (including listed investment trusts, real estate investment trusts (“REITs”), ETFs or units of master limited partnerships (“MLPs”) that, in each case, invest in infrastructure companies and are publicly-traded (listed) on stock exchanges in developed markets, meaning North America, Western Europe and Asia Pacific (specifically Australia, New Zealand, Singapore, Japan, Hong Kong); and that own and operate real infrastructure or sustainable assets anywhere in the world. Such companies’ revenue streams are typically directly or indirectly supported by long-term government or public sector contracts and government supported initiatives.

The Fund considers a company to be an infrastructure company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, such as the physical structures, networks and systems of transportation, energy, water and sewage, medical facilities, government facilities and communication assets.

The Fund defines “sustainable companies” as companies which, through both their business operations and the impact of their products or services, have a positive environmental and/or social effect on their stakeholders. The Fund’s sustainability criteria states that the Fund will only invest in the shares of a company if Foresight Group LLP, the investment sub-adviser (the “Foresight Sub-Adviser” or “Sub-Adviser”), in its discretion, considers that the company delivers a net social or environmental benefit. In determining whether a company delivers a net social or environmental gain, the Sub-Adviser will assess company shares based on the ten principles of the United Nations Global Compact for business which cover areas including human rights, labor rights, environmental safeguards and combating bribery and corruption. The Sub-Adviser utilizes its own company research and the portfolio manager’s judgment to determine if a company is contributing positively to sustainable development. The Sub-Adviser may but is not obligated to consider external research from third-party providers.

The sustainable infrastructure companies in which the Fund invests will typically own and operate assets in the following infrastructure subsectors: renewable energy generation (e.g., offshore wind, onshore wind, solar energy, and hydro-electricity), core economic infrastructure (e.g., schools, hospitals and transport), property with infrastructure characteristics (e.g., social housing and medical facilities) and digital infrastructure (e.g., data centers and communications towers).

As a “global” Fund, under normal market conditions, the Fund will provide exposure to investments that are economically tied to at least three different countries, not including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S, including depositary receipts. The Fund considers a company to be located outside the U.S. when the company’s primary listing location or headquarters is outside of the U.S. No more than 50% of the Fund by value will be invested in shares of companies that have a primary listing in a single country.

The Fund may also invest in cash for liquidity and cash flow purposes and to pay Fund expenses and redemptions.

Sustainability considerations play an important role in the Sub-Adviser’s stock selection process. The Sub-Adviser uses a combination of qualitative and quantitative measurements when determining when a company meets the sustainability criteria. From a qualitative perspective, the Sub-Adviser’s due diligence process involves an initial framework driven approach assessing whether a company aligns with the 10 principles of the UN Global Compact (“UNGC”) combined with a qualitative assessment on whether the company’s strategy, economic activity, and fundamental purpose help to deliver environmental or social benefits. This is assessed on an ongoing basis through continued monitoring and engagement with the company. Ongoing engagement with holdings includes discussions to improve climate-related practices, change sustainability outcomes, and improve disclosures. Furthermore, the Sub-Adviser will undertake continued engagement with the company to ensure that the business model, sustainability strategy, investment strategy, and risk policies continue to align with the initial assessment. From a quantitative perspective, the Sub-Adviser may, but is not obligated to, assess, interpret and evaluate data and analysis provided by external research providers as part of its process. This is an important pillar upon which assessments of the continued compliance of securities to the Fund’s sustainability criteria is measured.

The Sub-Adviser continuously tracks the operational performance of the Fund’s holdings with a specific focus on impact metrics, ESG performance, and progress against targets and goals. For this purpose, impact metrics include carbon footprint as a proportion of enterprise value, the proportion of a company’s activities negatively affecting biodiversity-sensitive areas, violations of the UN Global Compact Principles, and board gender diversity. The Sub-Adviser has developed a data-driven proprietary monitoring system which evaluates holdings across multiple metrics and key performance indicators to enable the identification of relative weaknesses and evaluation of progress over the holding period. This engagement forms part of the ongoing monitoring process. If the Sub-Adviser believes that after initial due diligence, ongoing monitoring, and engagement a security no longer meets the threshold required to match the Fund’s sustainability criteria, the Sub-Adviser will not make any further investments in the company and, in an orderly fashion, will seek to sell its investment from such a company in a controlled and orderly manner.

The Sub-Adviser’s process in conducting its sustainability assessment involves:

•	Summarizing the overall due diligence findings related to sustainability of a company’s operations.
•	Reviewing assessments of each company’s compliance with the ten principles of the UNGC.
•	Assessing each asset / sector impact on the environment and society.
•	Conducting a review of each company’s strategy, sustainability integration and performance.
•	Identifying topics during due diligence for specific focus, key performance indicators, and engagement with management.
•	Summarizing the process and findings.

The process above includes quantitative and qualitative inputs with the overall goal to identify companies that meet the sustainable investment criteria of complying with the ten UNGC principles and delivering a net environmental and/or social benefit.

Principal Risks
Performance

The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.thecromwellfunds.com or by calling the Fund at 1-855-625-7333 (toll free).

Best Quarter: 14.06% (Quarter ended September 30, 2024) Worst Quarter: (13.49)% (Quarter ended December 31, 2024)
Average Annual Total Returns (For the periods ended December 31, 2024)
Average Annual Returns - Cromwell Foresight Global Sustainable Infrastructure Fund	1 Year	Since Inception
Investor Class	(5.55%)	(6.36%)
Return After Taxes on Distributions | Investor Class	(6.35%)	(7.09%)
Return After Taxes on Distributions and Sale of Fund Shares | Investor Class	(2.82%)	(4.86%)
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.96%
S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses, or taxes)	15.10%	8.55%

The S&P 500 Total Return Index, an unmanaged index of U.S. stock market performance, is the Fund’s regulatory index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The S&P Global Infrastructure Total Return Index is a supplemental index that the Adviser believes is more representative of the Fund’s investment universe.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax deduction that benefits the investor.

Cromwell Foresight Global Sustainable Infrastructure Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Cromwell Foresight Global Sustainable Infrastructure Fund | Risk Lose Money [Member]
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Cromwell Foresight Global Sustainable Infrastructure Fund | Infrastructure Companies Risk [Member]
Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects. Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

Cromwell Foresight Global Sustainable Infrastructure Fund | Industrial Sector Risk [Member]
Industrial Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Cromwell Foresight Global Sustainable Infrastructure Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Cromwell Foresight Global Sustainable Infrastructure Fund | Listed Investment Trusts Risk [Member]
Listed Investment Trusts Risk. Listed investment trusts are investment vehicles organized as trusts that issue a fixed number of shares in an initial public offering, after which their shares trade at market value on an exchange. The net asset value of an investment trust fluctuates due to the valuation changes of the investment securities or assets held by the investment trust (assets denominated in foreign currencies are also subject to the exchange rate fluctuations subject to hedging strategy). However, because the shares of a listed investment trust trade at market value on an exchange, such shares can trade below their net asset value (known as a discount) or above net asset value (known as a premium). Current market uncertainty has pushed investment trusts to the widest discounts in years, and there is a risk that such discounts may continue to widen after the Fund has made an investment. Investment trusts that trade at a discount are not typically able to issue new shares to invest in new assets or securities and may not succeed in conducting accretive investment activity for growth.
Cromwell Foresight Global Sustainable Infrastructure Fund | Sustainable Investment Risk [Member]
Sustainable Investment Risk: The Fund follows a sustainable investment approach by investing in companies that demonstrate a focus on long-term sustainability in their overall strategy and business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the Fund may have fewer investment opportunities available to it than it would have if it did not take into account sustainable criteria for investments. Sustainability-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. The Sub-Adviser’s criteria of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to adapt its investment process. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund choosing to sell a security when it might otherwise be disadvantageous to do so. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis. There is also no guarantee that the Sub-Adviser will successfully implement strategies or make investments in companies that result in favorable ESG outcomes while enhancing long-term shareholder value and achieving financial returns.

Cromwell Foresight Global Sustainable Infrastructure Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund’s investments in foreign securities. Foreign securities may also subject the Fund’s investments to changes in currency rates.
Cromwell Foresight Global Sustainable Infrastructure Fund | Risk of Focusing Investment on Region or Country [Member]
Risk of Focusing Investment on Region or Country: Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.◦Asia/Pacific Investment Risk. Investments in countries in the Asian/Pacific region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia or the Pacific. Investments in China, New Zealand, Australia and Singapore may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards.◦Eurozone Investment Risk. The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Cromwell Foresight Global Sustainable Infrastructure Fund | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
Cromwell Foresight Global Sustainable Infrastructure Fund | REIT Investment Risk [Member]
REIT Investment Risk. The Fund’s investments in REITs will, among other things, be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.
Cromwell Foresight Global Sustainable Infrastructure Fund | Exchange-Traded Fund Risk [Member]
Exchange-Traded Fund Risk. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase shares of ETFs at prices that exceed the net asset value of their underlying investments (i.e., premium) and may sell shares of ETFs at prices below such net asset value (i.e., discount), and the Fund will likely incur brokerage costs when it purchases and sells ETFs. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments. Additionally, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may lead to widening of the bid-ask spread quoted throughout the day and may be exacerbated in less liquid or volatile markets.
Cromwell Foresight Global Sustainable Infrastructure Fund | Other Investment Companies Risk [Member]
Other Investment Companies Risk. Investing in other investment companies subjects the Fund to those risks affecting the investment companies themselves, including the possibility that the value of the underlying securities held by an investment company could decrease or an investment company’s portfolio becomes illiquid. Additionally, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. To the extent that the Fund invests in other investment companies, investors in the Fund will bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies in which the Fund invests.
Cromwell Foresight Global Sustainable Infrastructure Fund | Master Limited Partnership Risk [Member]
Master Limited Partnership Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Cromwell Foresight Global Sustainable Infrastructure Fund | MLP Tax Risk [Member]
MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.
Cromwell Foresight Global Sustainable Infrastructure Fund | Risk Nondiversified Status [Member]
Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Cromwell Foresight Global Sustainable Infrastructure Fund | Equity Securities Risk [Member]
Equity Securities Risk. Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in a portfolio manager’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.
Cromwell Foresight Global Sustainable Infrastructure Fund | Market Changes Risk [Member]
Market Changes Risk. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility and increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares.
Cromwell Foresight Global Sustainable Infrastructure Fund | Management Risk [Member]
Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.

Cromwell Foresight Global Sustainable Infrastructure Fund | Recent Market Events Risk [Member]
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, tariffs, trade disputes, the possibility of a national or global recession, the war between Russia and Ukraine, and the conflict between Israel and Hamas. Inflation, rapid fluctuations in inflation rates and, tariffs and trade disputes may have negative effects on the economies and securities markets of the United States and other countries. Pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the regional or global economies and the markets for certain securities.
Cromwell Foresight Global Sustainable Infrastructure Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund and the Sub-Adviser are susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund, the Sub-Adviser, or the Fund’s service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Cromwell Foresight Global Sustainable Infrastructure Fund | Market Disruption Risks Related to Armed Conflict [Member]
Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Israel and Hamas in the Middle East, has the potential to adversely impact a Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty, which may result in a negative impact on Fund performance and the value of an investment in the Fund.